UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY               November 19, 2009
-------------------        ----------------------    ---------------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total: $292,242
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
1.       028-11646                         JAM Partners, LP


                                                      FORM 13F INFORMATION TABLE
                                                             June 30, 2009




COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COL 7      COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE    SHARED   NONE
--------------                --------         -----      --------  -------   --- ----  ----------      ----   ----    ------   ----
ANWORTH MORTGAGE ASSET CP     COM              037347101   8,955    1,242,007 SH        Shared-Defined  1              1,242,007
AON CORP                      COM              037389103   8,710      230,000 SH        Shared-Defined  1                230,000
ARCH CAP GROUP LTD            ORD              G0450A105   2,929       50,000 SH        Shared-Defined  1                 50,000
AXIS CAPITAL HOLDINGS         SHS              G0692U109   6,087      232,500 SH        Shared-Defined  1                232,500
BANK OF AMERICA CORPORATION   COM              060505104   3,960      300,000 SH        Shared-Defined  1                300,000
BEACON FED BANCORP INC        COM              073582108     857       92,281 SH        Shared-Defined  1                 92,281
BEACON FED BANCORP INC        COM              073582108   2,462      265,000 SH        Sole            None   265,000
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104   2,585      269,246 SH        Shared-Defined  1                269,246
BERKSHIRE HILLS BANCORP INC   COM              084680107   5,875      282,700 SH        Shared-Defined  1                282,700
BROOKLINE BANCORP INC DEL     COM              11373M107   2,290      245,700 SH        Shared-Defined  1                245,700
BROOKLYN FEDERAL BANCORP INC  COM              114039100   3,519      312,800 SH        Shared-Defined  1                312,800
CAPE BANCORP INC              COM              139209100   7,778      901,265 SH        Shared-Defined  1                901,265
CAPE BANCORP INC              COM              139209100   2,507      290,544 SH        Sole            None   290,544
CAPSTEAD MTG CORP             COM NO PAR       14067E506   6,982      549,303 SH        Shared-Defined  1                549,303
CARE INVESTMENT TRUST INC     COM              141657106   5,401    1,038,663 SH        Shared-Defined  1              1,038,663
CENTER BANCORP INC            COM              151408101   4,930      604,900 SH        Shared-Defined  1                604,900
CENTURY BANCORP INC           CL A NON VTG     156432106   4,095      222,050 SH        Shared-Defined  1                222,050
CHICOPEE BANCORP INC          COM              168565109   4,423      341,050 SH        Shared-Defined  1                341,050
CHICOPEE BANCORP INC          COM              168565109     858       66,189 SH        Sole            None    66,189
CHUBB CORP                    COM              171232101   9,172      230,000 SH        Shared-Defined  1                230,000
CLIFTON SVGS BANCORP INC      COM              18712Q103   6,296      585,101 SH        Shared-Defined  1                585,101
DOLLAR FINL CORP              COM              256664103   6,687      484,906 SH        Shared-Defined  1                484,906
ESSA BANCORP INC              COM              29667D104   6,273      458,900 SH        Shared-Defined  1                458,900
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW          38144H208     473      815,838 SH        Shared-Defined  1                815,838
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109   1,298       75,000 SH        Shared-Defined  1                 75,000
HARTFORD FINL SVCS GROUP INC  COM              416515104   3,858      325,000 SH        Shared-Defined  1                325,000
HATTERAS FINL CORP            COM              41902R103   9,492      332,000 SH        Shared-Defined  1                332,000
HOME BANCORP INC              COM              43689E107   2,755      230,776 SH        Sole            None   230,776
HOME FED BANCORP INC MD       COM              43710G105   4,190      411,200 SH        Shared-Defined  1                411,200
INVESTORS BANCORP INC         COM              46146P102   5,202      565,442 SH        Shared-Defined  1                565,442
JPMORGAN CHASE & CO           COM              46625H100  22,001      645,000 SH        Shared-Defined  1                645,000
KEYCORP NEW                   COM              493267108   3,485      665,000 SH        Shared-Defined  1                665,000
LAKE SHORE BANCORP INC        COM              510700107   1,743      240,402 SH        Sole            None   240,402
LIBERTY BANCORP INC           COM              53017Q102   1,914      262,161 SH        Shared-Defined  1                262,161
LOEWS CORP                    COM              540424108  16,440      600,000 SH        Shared-Defined  1                600,000
LOUISANA BANCORP INC NEW      COM              54619P104   2,323      174,008 SH        Shared-Defined  1                174,008
LOUISANA BANCORP INC NEW      COM              54619P104   2,189      164,011 SH        Sole            None   164,011
MFA FINANCIAL INC             COM              55272X102   6,468      934,638 SH        Shared-Defined  1                934,638
NEWPORT BANCORP INC           COM              651754103   4,438      369,548 SH        Shared-Defined  1                369,548
NICHOLAS FINANCIAL IN         COM NEW          65373J209   1,366      260,764 SH        Shared-Defined  1                260,764
NORTHEAST CMNTY BANCORP INC   COM              664112109   3,745      461,753 SH        Shared-Defined  1                461,753
NORTHEAST CMNTY BANCORP INC   COM              664112109     467       57,594 SH        Sole            None    57,594
ONEBEACON INSURANCE GROUP LT  CL A             G67742109   1,457      124,655 SH        Shared-Defined  1                124,655
ORITANI FINL CORP             COM              686323106   2,889      210,700 SH        Shared-Defined  1                210,700
PLATINUM UNDERWRITER HLDGS L  COM              G7127P100  14,135      494,400 SH        Shared-Defined  1                494,400
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297  11,712      230,000 SH        Shared-Defined  1                230,000
PROVIDENT FINL HLDGS INC      COM              743868101   3,184      574,700 SH        Shared-Defined  1                574,700
REGIONS FINANCIAL CORP NEW    COM              7591EP100   3,474      860,000 SH        Shared-Defined  1                860,000
ROMA FINANCIAL CORP           COM              77581P109     595       46,700 SH        Shared-Defined  1                 46,700
SOUTH FINL GROUP INC          COM              837841105     266      223,405 SH        Shared-Defined  1                223,405
SPECIALTY UNDERWRITERS ALLIA  COM              84751T309   2,885      454,999 SH        Shared-Defined  1                454,999
TECHE HLDG CO                 COM              878330109      33        1,000 SH        Shared-Defined  1                  1,000
TECHE HLDG CO                 COM              878330109   1,431       43,244 SH        Sole            None    43,244
TFS FINL CORP                 COM              87240R107   7,536      709,611 SH        Shared-Defined  1                709,611
UNITED FINANCIAL BANCORP I    COM              91030T109   4,403      318,600 SH        Shared-Defined  1                318,600
UNITED WESTN BANCORP INC      COM              913201109   3,677      389,100 SH        Shared-Defined  1                389,100
WHITE MTNS INS GROUP LTD      COM              G9618E107   5,051       22,064 SH        Shared-Defined  1                 22,064
WILLIS LEASE FINANCE CORP     COM              970646105   9,110      694,368 SH        Shared-Defined  1                694,368
WILLIS LEASE FINANCE CORP     COM              970646105   6,248      476,227 SH        Sole            None   476,227
ZENITH NATL INS CORP          COM              989390109   6,676      307,100 SH        Shared-Defined  1                307,100



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